Financial Risk Management - Credit Risk - Gross Recoverable From Reinsurers Classified by Financial Strength (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	$ 10,533.2	$ 9,155.8
Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	10,533.2	9,155.8	$ 8,400.9
Provision for uncollectible reinsurance	7,947.3	6,934.8
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	10,688.8	9,317.3
Provision for uncollectible reinsurance	7,971.7	6,956.7
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	(155.6)	(161.5)	$ (164.8)
Provision for uncollectible reinsurance	(24.4)	(21.9)
Credit risk | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	10,533.2	9,155.8
Outstanding balances for which security is held	1,256.0	1,030.2
Net unsecured recoverable from reinsurers	9,432.8	8,287.1
Provision for uncollectible reinsurance	(155.6)	(161.5)
Recoverable from reinsurers	9,277.2	8,125.6
Credit risk | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	10,688.8	9,317.3
Credit risk | Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	(155.6)	(161.5)
Credit risk | A Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	27.5	28.8
Net unsecured recoverable from reinsurers	446.4	328.3
Credit risk | A Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	473.9	357.1
Credit risk | A Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	361.5	351.9
Net unsecured recoverable from reinsurers	4,882.7	4,654.0
Credit risk | A Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	5,244.2	5,005.9
Credit risk | A | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	97.6	106.0
Net unsecured recoverable from reinsurers	2,975.3	2,461.7
Credit risk | A | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	3,072.9	2,567.7
Credit risk | A Minus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	29.9	9.7
Net unsecured recoverable from reinsurers	329.2	208.0
Credit risk | A Minus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	359.1	217.7
Credit risk | B Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	5.2	1.2
Net unsecured recoverable from reinsurers	50.7	16.9
Credit risk | B Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	55.9	18.1
Credit risk | B Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.0	0.4
Net unsecured recoverable from reinsurers	2.6	3.5
Credit risk | B Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	2.6	3.9
Credit risk | B or lower | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.4	1.4
Net unsecured recoverable from reinsurers	15.6	9.6
Credit risk | B or lower | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	16.0	11.0
Credit risk | Not rated | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	726.9	524.3
Net unsecured recoverable from reinsurers	374.9	416.8
Credit risk | Not rated | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	1,101.8	941.1
Credit risk | Pools and associations | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	7.0	6.5
Net unsecured recoverable from reinsurers	355.4	188.3
Credit risk | Pools and associations | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Gross recoverable from reinsurers	$ 362.4	$ 194.8